LITIGATION AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies and Guarantee Obligations
Guarantee Terms Maximum	5 years
Fair value of all guarantees recorded in other current liabilities and retirement plans	$ 3.8	$ 3.1
Credit Guarantee
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure	42.3	39.8
Credit Guarantee | Cranes | Subsidiaries
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure	16.3	19.0
Residual Value Guarantee Member [Domain]
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure	7.1	3.7
Buyback Guarantee
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure	3.5	6.9
Materials Handling and Port Solutions Sale | Credit Guarantee
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure	2.0	1.7
Materials Handling and Port Solutions Sale | Buyback Guarantee
Loss Contingencies and Guarantee Obligations
Guarantees, maximum exposure	$ 3.2	$ 6.6